OBLIGATIONS UNDER CAPITAL LEASE (Details Narrative)		1 Months Ended		3 Months Ended	12 Months Ended
	Jul. 02, 2019 USD ($)	Jan. 31, 2023 USD ($)	Feb. 28, 2022 USD ($)	Mar. 31, 2022 USD ($) ft²	Dec. 31, 2021 USD ($) ft²
Lease Agreements [Member] | California [Member]
Monthly rental payment increased	$ 2,400
Period of lease	24
Office Space [Member]
Monthly rental payment		$ 3,688	$ 3,758
Monthly rental payment increased		$ 3,688	$ 3,758
Office Space [Member] | Lease Agreements [Member]
Area leased | ft²				1,400	1,400
Address of property				2999 North 44th Street, Phoenix, Arizona 85018	2999 North 44th Street, Phoenix, Arizona 85018
Box Pure Air
Monthly rental payment				$ 2,567
Monthly rental payment increased					$ 4,408
Area leased | ft²				130	1,653
Address of property				75 Port City Landing #110, Mt. Pleasant , South Carolina 29464	145 King Street, Charleston, South Carolina 29401